Employee Benefits and Stock Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock option and SSARs activity
Number of Shares, Beginning Balance	535,000	547,000	558,000
Weighted Average Exercise Price, Beginning Balance	$ 21.42	$ 21.39	$ 21.21
Aggregate Intrinsic Value, Beginning Balance	$ 0	$ 0	$ 0
Number of Shares, Granted	0	0	0
Weighted Average Exercise Price, Granted	$ 0.00	$ 0.00	$ 0.00
Number of Shares, Exercised	0	0	0
Weighted Average Exercise Price, Exercised	$ 0.00	$ 0.00	$ 0.00
Number of Shares, Expired	0	0	0
Weighted Average Exercise Price, Expired	$ 0.00	$ 0.00	$ 0.00
Number of Shares, Cancelled	(99,000)	(12,000)	(11,000)
Weighted Average Exercise Price, Cancelled	$ 22.66	$ 20.14	$ 11.88
Number of Shares, Ending Balance	436,000	535,000	547,000
Weighted Average Exercise Price, Ending Balance	$ 21.12	$ 21.42	$ 21.39
Aggregate Intrinsic Value, Ending Balance	$ 0	$ 0	$ 0
Maximum [Member]
Summary of stock option and SSARs activity
Option or SSAR Price Per Share, Beginning Balance	$ 27.36	$ 27.36	$ 27.36
Option or SSAR Price Per Share, Granted	$ 0.00	$ 0.00	$ 0.00
Option or SSAR Price Per Share, Exercised	$ 0.00	$ 0.00	$ 0.00
Option or SSAR Price Per Share, Expired	$ 0.00	$ 0.00	$ 0.00
Option or SSAR Price Per Share, Cancelled	$ 26.72	$ 26.72	$ 26.72
Option or SSAR Price Per Share, Ending Balance	$ 27.36	$ 27.36	$ 27.36
Minimum [Member]
Summary of stock option and SSARs activity
Option or SSAR Price Per Share, Beginning Balance	$ 17.08	$ 17.08	$ 7.46
Option or SSAR Price Per Share, Cancelled	$ 17.08	$ 17.08	$ 7.46
Option or SSAR Price Per Share, Ending Balance	$ 17.08	$ 17.08	$ 17.08